Prepaid expenses and other current assets (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
Note 5 - Prepaid expenses and other current assets
On August 28, 2019, the Company entered into a radio advertising agreement with iHeart and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising to be provided to the Company from August 2019 to August 2021. The Company issued an additional 125,000 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement. The agreement requires the Company to spend a minimum amount for talent and other direct iHeart costs. The Company committed to using $1.7 million of the media advertising inventory by August 28, 2020, with the remainder of the advertising available through August 28, 2021. On August 28, 2020 the contract was amended to extend the commitment dates by one year, whereas $1.7 million of the advertising media inventory will now be used by August 28, 2021, with the remainder available through August 28, 2022. Prepaid advertising was $3.0 million as of September 30, 2020 and $2.8 million as of December 31, 2019. Of the total prepaid advertising amount, $1.3 million and $1.7 million is recorded in prepaid expenses and other current assets and $1.7 million and $1.1 million in other non-current assets as of September 30, 2020 and December 31, 2019, respectively. During the nine months ended September 30, 2019, $0.6 million of the $3.4 million of the prepaid advertising was incurred.

Note 5 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Prepaid advertising & marketing	$1,776	$-
Prepaid slotting fees	425	-
Prepaid insurance	164	15
Deposits	115	-
Prepaid state registration fees	81	-
Other	80	254
Total prepaid expenses and other current assets	$2,641	$269

On August 28, 2019, the Company entered into a radio advertising agreement with iHeartMedia + Entertainment, Inc. and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising to be provided to the Company from August 2019 to August 2021.  During the year ended December 31, 2019, $0.6 million of the $3.4 million of the prepaid advertising was incurred. In addition, the agreement required the Company to spend a minimum amount for talent fees or other direct iHeart costs. The company has committed to using $1.7 million of the media inventory by August 28, 2020, with the remainder of the inventory available through August 28, 2021. The Company expensed $0.6 million of the media inventory for the year ended December 31, 2019, reducing the prepaid advertising balance to $2.8 million, of which $1.7 million is recorded in prepaid expenses and other current assets and $1.1 million in other noncurrent assets.